Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 958,517	$ 1,063,043	$ 1,118,130	$ 1,010,141
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	945,359	1,047,448	1,103,027	1,002,617
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 13,158	$ 15,595	$ 15,103	$ 7,524